IMPAIRMENT REVIEW (Tables)	12 Months Ended
Dec. 31, 2022
IMPAIRMENT REVIEW
Schedule of impairment loss by CGU

The total amount of impairment loss and reversal of impairment charges for the year ended December 31, 2022, 2021 and 2020 was allocated to the long-lived assets carrying amounts as follows:

	2022		2021		2020
		MTS	MTS			MTS
	Gambit	Auto	Turkmenistan	Entertainment	Kinopolis	Turkmenistan
Goodwill	207	282	—	1,281	—	—
Property, plant and equipment	—	—	(10)	—	—	(66)
Investment property	—	—	—	—	807	—

Total	207	282	(10)	1,281	807	(66)

Schedule of OIBDA margin applied for value-in-use calculation of related CGUs

December 31,
CGU	2022	2021

Russia Convergent	37.5%-37.9%	41.3%-46.9%
Armenia	50.6%-54.2%	53.5%-60.3%
MGTS Commercial	50.6%-54.2%	59.9%-63.0%
MGTS Service	31.4%-33.9%	42.5%-51.8%
Entertainment	2.1%-11.9%	4.8%-12%
Cloud	39.8%-59.1%	37.7%-67.3%

Schedule of capital expenditure as a percentage of revenue applied for value-in-use calculations of related CGUs

	December 31,
CGU	2022	2021

Russia Convergent	22%	18%
Armenia	22%	22%
MGTS Commercial	19%	16%
MGTS Service	15%	16%
Entertainment	10%	3%
Cloud	61%	17%

Schedule of terminal growth rates applied for value in-use-calculation of related CGUs

	December 31,
CGU	2022	2021

Russia Convergent	1%	1%
Armenia	nil	nil
MGTS Commercial	1%	1%
MGTS Service	1%	1%
Entertainment	1.5%	1.5%
Cloud	1%	1%

Schedule of pre-tax rates for discounting cash flows in functional currencies of related CGUs

	December 31,
CGU	2022	2021

Russia Convergent	16.9%	10.1%
Armenia	12.3%	11.2%
MGTS Commercial	17.3%	12.7%
MGTS Service	16.5%	9.9%
Entertainment	20.4%	13.1%
Cloud	18.8%	13.6%